BASIS OF PREPARATION AND PRESENTATION	6 Months Ended
Jun. 30, 2025
Basis of Preparation of Financial Statements
BASIS OF PREPARATION AND PRESENTATION	BASIS OF PREPARATION AND PRESENTATION
These unaudited interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”). They do not include all disclosures that would otherwise be required in a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB and should be read in conjunction with the fiscal year 2024 audited consolidated financial statements included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, previously filed with the United States Securities and Exchange Commission on March 20, 2025 (“2024 audited consolidated financial statements”).
Subsequent to the issuance of its interim consolidated financial statements for the three months ended March 31, 2025, the Company identified an error in its presentation of income taxes paid in the Interim Consolidated Statement of Cash Flows (Unaudited) for the three months ended March 31, 2025 related tax liabilities assumed as part of the acquisition of Odds Holdings, Inc. As of March 31, 2025 the Company incorrectly presented the tax payments as an investing cash flow as opposed to an operating cash flow. The effect of this error was an overstatement of operating cash flows of $3.3 million and an understatement of investing cash flows of $3.3 million for the three months ended March 31, 2025. The Company corrected this classification error for the six months ended June 30, 2025.